Income taxes - Temporary differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Reconciliation of temporary differences
Deferred income tax (expense) recovery recognized in Net income	$ 0.1	$ (2.0)	$ 0.8
Other comprehensive income	1.1		0.2
Presented on the consolidated statement of financial position as:
Deferred income tax asset				$ 6.5	$ 4.7	$ 3.9
Deferred income tax liability				(366.2)	(1.7)
Deferred tax assets and liabilities
Deferred income tax liability				(366.2)	(1.7)
Deferred tax assets				6.5	4.7	3.9
IFRS 16 effects
Presented on the consolidated statement of financial position as:
Deferred income tax asset						1.3
Deferred tax assets and liabilities
Deferred tax assets						$ 1.3
Property, plant, and equipment and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	41.5	(42.5)
Deferred income tax (expense) recovery recognized in Net income	31.4	1.0
Acquired during the year and other	(365.6)
Balance at end of period	(375.7)	41.5	(42.5)
Presented on the consolidated statement of financial position as:
As at Reporting date	(375.7)	41.5	(42.5)	(375.7)	41.5
Property, plant, and equipment and intangible assets subject to amortization | As adjusted
Reconciliation of temporary differences
Adjusted balance	(42.5)
Net pension and share-based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	(2.6)
Deferred income tax (expense) recovery recognized in Net income	3.0	0.6
Balance at end of period	5.6	(2.6)
Presented on the consolidated statement of financial position as:
As at Reporting date	5.6	(2.6)		5.6	(2.6)
Net pension and share-based compensation amounts | As adjusted
Reconciliation of temporary differences
Adjusted balance	2.0
Debt and equity issue costs
Reconciliation of temporary differences
Balance at beginning of period	0.1	0.3
Deferred income tax (expense) recovery recognized in Net income	(0.9)	(0.4)
Balance at end of period	(1.0)	0.1	0.3
Presented on the consolidated statement of financial position as:
As at Reporting date	(1.0)	0.1	0.3	(1.0)	0.1
Debt and equity issue costs | As adjusted
Reconciliation of temporary differences
Adjusted balance	0.3
Provisions and other
Reconciliation of temporary differences
Balance at beginning of period	(38.0)
Deferred income tax (expense) recovery recognized in Net income	(34.1)	(1.9)
Acquired during the year and other	1.0
Other comprehensive income	1.1
Balance at end of period	6.0	(38.0)
Presented on the consolidated statement of financial position as:
As at Reporting date	6.0	(38.0)		6.0	(38.0)
Provisions and other | As adjusted
Reconciliation of temporary differences
Adjusted balance	39.9
Non-capital loss carried forward
Reconciliation of temporary differences
Balance at beginning of period	(2.7)
Deferred income tax (expense) recovery recognized in Net income	0.6	2.7
Balance at end of period	3.3	(2.7)
Presented on the consolidated statement of financial position as:
As at Reporting date	3.3	(2.7)		3.3	(2.7)
Leases
Reconciliation of temporary differences
Balance at beginning of period	(1.3)
Deferred income tax (expense) recovery recognized in Net income	(0.1)
Acquired during the year and other	0.9
Balance at end of period	2.1	(1.3)
Presented on the consolidated statement of financial position as:
As at Reporting date	2.1	(1.3)		2.1	(1.3)
Leases | IFRS 16 effects
Reconciliation of temporary differences
Balance at beginning of period	1.3
Balance at end of period		1.3
Presented on the consolidated statement of financial position as:
As at Reporting date	1.3	1.3			1.3
Leases | As adjusted
Reconciliation of temporary differences
Adjusted balance	1.3
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period		2.0
Balance at end of period			2.0
Presented on the consolidated statement of financial position as:
As at Reporting date		2.0	2.0
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period		39.9
Balance at end of period			39.9
Presented on the consolidated statement of financial position as:
As at Reporting date		39.9	39.9
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(3.0)	(0.3)
Deferred income tax (expense) recovery recognized in Net income	(0.1)	2.0
Acquired during the year and other	(363.7)
Other comprehensive income	1.1
Balance at end of period	(359.7)	(3.0)	(0.3)
Presented on the consolidated statement of financial position as:
Deferred income tax asset				6.5	4.7
Deferred income tax liability				(366.2)	(1.7)
As at Reporting date	(359.7)	(3.0)	$ (0.3)	(359.7)	(3.0)
Deferred tax assets and liabilities
Deferred income tax liability				(366.2)	(1.7)
Deferred tax assets				$ 6.5	4.7
Losses available to be carried forward | IFRS 16 effects
Reconciliation of temporary differences
Balance at beginning of period	1.3
Balance at end of period		1.3
Presented on the consolidated statement of financial position as:
As at Reporting date	1.3	$ 1.3			$ 1.3
Losses available to be carried forward | As adjusted
Reconciliation of temporary differences
Adjusted balance	$ 1.0